Consolidated Statements of Operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales		€ 6,287,375	€ 5,856,277	€ 5,245,326
Cost of sales		(3,391,631)	(3,259,903)	(3,068,064)
Gross profit		2,895,744	2,596,374	2,177,262
Other income		83,200	81,006	64,456
Research and development costs		(1,068,077)	(1,074,035)	(882,029)
Selling, general and administrative costs		(345,732)	(321,110)	(311,741)
Income from operations		1,565,135	1,282,235	1,047,948
Interest and other, net		(16,515)	(8,600)	(24,471)
Income before income taxes		1,548,620	1,273,635	1,023,477
Provision for income taxes		(161,446)	(76,995)	(7,987)
Net income		€ 1,387,174	€ 1,196,640	€ 1,015,490
Basic net income per ordinary share (in EUR per share)		€ 3.22	€ 2.74	€ 2.36
Diluted net income per ordinary share (in EUR per share)	[1]	€ 3.21	€ 2.72	€ 2.34
Number of ordinary shares used in computing per share amounts
Basic		430,639	437,142	429,770
Diluted	[1]	432,644	439,693	433,446
System Sales [Member]
Net sales			€ 4,242,790	€ 3,993,129
Cost of sales		€ (2,212,965)	(2,335,512)	(2,233,621)
Service and Field Option Sales [Member]
Net sales		2,050,192	1,613,487	1,252,197
Cost of sales		€ (1,178,666)	€ (924,391)	€ (834,443)

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.